Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax expense	$ 100,925	$ 47,999	$ 17,061
Deferred income tax (income) expense	(15,449)	(16,066)	471
Income tax expense	$ 85,476	$ 31,933	$ 17,532